LEASES (Future Minimum Lease Payments) (Details) $ in Thousands	12 Months Ended
	Jun. 27, 2018 USD ($)
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest	7.00%
Capital Leases, 2019	$ 9,829
Capital Leases, 2020	9,153
Capital Leases, 2021	7,079
Capital Leases, 2022	5,403
Capital Leases, 2023	4,220
Capital Leases, Thereafter	20,254
Capital Leases, Total minimum lease payments	55,938	[1]
Imputed interest (average rate of 7.00%)	(12,920)
Present value of minimum lease payments	43,018
Less current installments	(7,088)
Capital Leases, Net minimum payments	35,930
Operating Leases, 2019	119,579
Operating Leases, 2020	110,484
Operating Leases, 2021	96,717
Operating Leases, 2022	77,647
Operating Leases, 2023	53,332
Operating Leases, Thereafter	112,156
Operating Leases, Total minimum lease payments	569,915	[1]
Capital Leases, Minimum sublease rentals	24,400
Operating Leases, Minimum sublease rentals	$ 17,600

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $24.4 million and $17.6 million for capital and operating subleases, respectively, as of June 27, 2018.